Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pre-tax amount
Actuarial gains and losses	$ (212)	$ (192)	$ (12)
Change in fair value of investments in equity instruments	533	142
Currency translation adjustment generated by the parent company	7,541	(1,533)	(4,022)
SUB-TOTAL ITEMS NOT POTENTIALLY RECLASSIFIABLE TO PROFIT & LOSS	7,862	(1,583)	(4,034)
Currency translation adjustment	(4,645)	740	1,113
Cash flow hedge	(313)	(599)	25
Variation of foreign currency basis spread	28	1	(80)
Share of other comprehensive income of equity affiliates, net amount	(1,831)	408	(540)
Other	(8)	(3)	(5)
SUB-TOTAL ITEMS POTENTIALLY RECLASSIFIABLE TO PROFIT & LOSS	(6,769)	547	513
TOTAL OTHER COMPREHENSIVE INCOME	1,093	(1,036)	(3,521)
Tax effect
Actuarial gains and losses	47	55	13
Change in fair value of investments in equity instruments	18	(2)
SUB-TOTAL ITEMS NOT POTENTIALLY RECLASSIFIABLE TO PROFIT & LOSS	65	53	13
Cash flow hedge	79	202	(6)
Variation of foreign currency basis spread	(7)		20
SUB-TOTAL ITEMS POTENTIALLY RECLASSIFIABLE TO PROFIT & LOSS	72	202	14
TOTAL OTHER COMPREHENSIVE INCOME	137	255	27
Net amount
Actuarial gains and losses	(165)	(137)	1
Change in fair value of investments in equity instruments	551	140
Currency translation adjustment generated by the parent company	7,541	(1,533)	(4,022)
ITEMS NOT POTENTIALLY RECLASSIFIABLE TO PROFIT AND LOSS	7,927	(1,530)	(4,021)
Currency translation adjustment	(4,645)	740	1,113
Cash flow hedge	(234)	(397)	19
Variation of foreign currency basis spread	21	1	(60)
Share of other comprehensive income of equity affiliates, net amount	(1,831)	408	(540)
Other	(8)	(3)	(5)
ITEMS POTENTIALLY RECLASSIFIABLE TO PROFIT AND LOSS	(6,697)	749	527
TOTAL OTHER COMPREHENSIVE INCOME (NET AMOUNT)	$ 1,230	$ (781)	$ (3,494)